Document and Entity Information	12 Months Ended
Feb. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	SCHWAB CAPITAL TRUST
Central Index Key	0000904333
Amendment Flag	false
Document Creation Date	Aug 3, 2012
Document Effective Date	Aug 3, 2012
Prospectus Date	Feb 28, 2012

SCHWAB CAPITAL TRUST

Schwab Active Equity Funds

Schwab Large-Cap Growth Fund™

Schwab® International Core Equity Fund

Schwab Dividend Equity Fund™

Schwab Small-Cap Equity Fund™

Schwab Hedged Equity Fund™

Schwab Financial Services Fund™

Schwab Health Care Fund™

Supplement dated August 3, 2012 to the Prospectus

dated February 28, 2012, as supplemented March 13, 2012

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus

The phrase “portfolio manager seeks” in the second and fourth paragraphs in the “Principal investment strategies” section on Pages 12 and 13 is replaced with “portfolio managers seek.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Supplement [Text Block]	sct3_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab Active Equity Funds

Schwab Large-Cap Growth Fund™

Schwab® International Core Equity Fund

Schwab Dividend Equity Fund™

Schwab Small-Cap Equity Fund™

Schwab Hedged Equity Fund™

Schwab Financial Services Fund™

Schwab Health Care Fund™

Supplement dated August 3, 2012 to the Prospectus

dated February 28, 2012, as supplemented March 13, 2012

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus

The phrase “portfolio manager seeks” in the second and fourth paragraphs in the “Principal investment strategies” section on Pages 12 and 13 is replaced with “portfolio managers seek.”

Schwab International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct3_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab Active Equity Funds

Schwab Large-Cap Growth Fund™

Schwab® International Core Equity Fund

Schwab Dividend Equity Fund™

Schwab Small-Cap Equity Fund™

Schwab Hedged Equity Fund™

Schwab Financial Services Fund™

Schwab Health Care Fund™

Supplement dated August 3, 2012 to the Prospectus

dated February 28, 2012, as supplemented March 13, 2012

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus

The phrase “portfolio manager seeks” in the second and fourth paragraphs in the “Principal investment strategies” section on Pages 12 and 13 is replaced with “portfolio managers seek.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 3, 2012